Investment Objectives and Goals	Jun. 24, 2026
TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF (the “Fund”) seeks current income while maintaining prospects for capital appreciation. The Fund’s secondary investment objective is to seek exposure to the performance of the CBOE Magnificent 10 Index (“MGTN” or the “Index”), subject to a limit on potential investment gains.

TappAlpha Small-Cap Growth & Daily Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	TappAlpha Small-Cap Growth & Daily Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The TappAlpha Small-Cap Growth & Daily Income ETF (the “Fund”) seeks current income while maintaining prospects for capital appreciation. The Fund’s secondary investment objective is to seek exposure to the performance of the Russell 2000® Index (“Russell 2000” or the “Index”), subject to a limit on potential investment gains.